Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2020

STE-QTLY-1020
1.9890710.101

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 48.8%
	Shares	Value
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.1%
China Tower Corp. Ltd. (H Shares) (a)	1,276,000	$243,077
HKBN Ltd.	603,500	1,130,160
PT Telekomunikasi Indonesia Tbk Series B	11,906,600	2,342,840
		3,716,077
Entertainment - 1.0%
Bilibili, Inc. ADR (b)(c)	129,590	6,123,128
CD Projekt RED SA (b)	85,849	10,221,507
DouYu International Holdings Ltd. ADR (b)	220,922	3,698,234
HUYA, Inc. ADR (b)(c)	136,867	3,930,820
International Games Systems Co. Ltd.	171,000	5,121,677
NetEase, Inc.	70,900	1,414,912
NetEase, Inc. ADR	15,796	7,695,969
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	319,400	2,126,240
		40,332,487
Interactive Media & Services - 4.2%
Autohome, Inc. ADR Class A	5,811	466,275
Baidu.com, Inc. sponsored ADR (b)	28,072	3,496,929
Tencent Holdings Ltd.	2,116,100	144,568,484
Yandex NV Series A (b)	321,250	21,918,888
		170,450,576
Media - 0.0%
Focus Media Information Technology Co. Ltd. (A Shares)	1,154,300	1,270,860
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
Series L	953,500	579,107
Series L sponsored ADR	75,275	916,097
Bharti Airtel Ltd. (b)	948,312	6,642,126
China Mobile Ltd.	1,039,500	7,274,336
		15,411,666

TOTAL COMMUNICATION SERVICES		231,181,666

CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.3%
Great Wall Motor Co. Ltd. (H Shares)	798,500	869,201
Hyundai Motor Co.	78,368	11,647,911
		12,517,112
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	77,679	11,390,072
TAL Education Group ADR (b)	9,996	737,805
		12,127,877
Hotels, Restaurants & Leisure - 0.2%
Haidilao International Holding Ltd. (a)	75,000	483,088
Sands China Ltd.	170,400	750,114
Shangri-La Asia Ltd.	6,876,000	5,588,337
Yum China Holdings, Inc.	47,066	2,716,179
		9,537,718
Household Durables - 1.1%
Haier Smart Home Co. Ltd. (A Shares)	8,395,266	27,336,760
Midea Group Co. Ltd. (A Shares)	1,819,589	18,742,023
		46,078,783
Internet & Direct Marketing Retail - 6.7%
Alibaba Group Holding Ltd.	126,400	4,549,749
Alibaba Group Holding Ltd. sponsored ADR (b)	586,832	168,438,389
Baozun, Inc. sponsored ADR (b)(c)	75,629	3,134,066
Ctrip.com International Ltd. ADR (b)	30,448	920,748
JD.com, Inc.:
Class A	52,200	2,079,435
sponsored ADR (b)	405,750	31,908,180
MakeMyTrip Ltd. (b)	88,675	1,496,834
Meituan Dianping Class B (b)	452,900	14,929,488
Naspers Ltd. Class N	202,616	36,943,937
Pinduoduo, Inc. ADR (b)	59,150	5,260,801
Vipshop Holdings Ltd. ADR (b)	141,519	2,336,479
		271,998,106
Leisure Products - 0.0%
Goodbaby International Holdings Ltd. (b)	794,000	116,651
Specialty Retail - 0.6%
China Yongda Automobiles Services Holdings Ltd.	4,167,000	4,982,366
Zhongsheng Group Holdings Ltd. Class H	2,774,500	17,303,128
		22,285,494
Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	33,406	10,149,642
Anta Sports Products Ltd.	2,074,000	20,444,293
Best Pacific International Holdings Ltd.	12,816	1,924
ECLAT Textile Co. Ltd.	488,000	6,436,132
Li Ning Co. Ltd.	4,604,000	19,446,859
Regina Miracle International Holdings Ltd. (a)	227,000	63,759
Shenzhou International Group Holdings Ltd.	230,300	3,707,983
		60,250,592

TOTAL CONSUMER DISCRETIONARY		434,912,333

CONSUMER STAPLES - 4.3%
Beverages - 1.7%
China Resources Beer Holdings Co. Ltd.	3,086,000	20,059,390
Fomento Economico Mexicano S.A.B. de CV unit	258,100	1,502,222
Kweichow Moutai Co. Ltd. (A Shares)	146,462	38,206,362
Nongfu Spring Co. Ltd. (H Shares) (b)	131,200	363,965
Thai Beverage PCL	13,872,100	6,270,509
Tsingtao Brewery Co. Ltd. (H Shares)	411,054	3,738,756
		70,141,204
Food & Staples Retailing - 0.9%
C.P. ALL PCL (For. Reg.)	3,520,700	7,193,193
President Chain Store Corp.	121,000	1,111,943
Sun Art Retail Group Ltd.	5,747,000	7,476,555
Wal-Mart de Mexico SA de CV Series V	7,310,800	17,550,330
X5 Retail Group NV GDR (Reg. S)	52,961	1,938,373
		35,270,394
Food Products - 1.4%
Angel Yeast Co. Ltd. (A Shares)	163,000	1,654,170
China Mengniu Dairy Co. Ltd.	5,853,000	28,743,442
Gruma S.A.B. de CV Series B	554,035	6,552,865
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	890,967	5,456,294
Tingyi (Cayman Islands) Holding Corp.	354,000	664,340
Unified-President Enterprises Corp.	5,370,201	12,173,016
WH Group Ltd. (a)	767,000	661,081
		55,905,208
Household Products - 0.1%
C&S Paper Co. Ltd. (A Shares)	1,461,413	5,232,402
Personal Products - 0.2%
Hengan International Group Co. Ltd.	139,000	1,094,482
Natura & Co. Holding SA	861,900	7,762,370
		8,856,852

TOTAL CONSUMER STAPLES		175,406,060

ENERGY - 1.7%
Energy Equipment & Services - 0.2%
China Oilfield Services Ltd. (H Shares)	4,296,000	3,366,545
Yantai Jereh Oilfield Services (A Shares)	694,400	3,472,786
		6,839,331
Oil, Gas & Consumable Fuels - 1.5%
China Shenhua Energy Co. Ltd. (H Shares)	126,000	209,236
CNOOC Ltd.	3,865,000	4,379,841
CNOOC Ltd. sponsored ADR	83,882	9,492,087
Lukoil PJSC	109,206	7,334,723
Lukoil PJSC sponsored ADR	140,213	9,590,569
NOVATEK OAO GDR (Reg. S)	13,585	2,011,939
PetroChina Co. Ltd. (H Shares)	978,000	337,497
Petroleo Brasileiro SA - Petrobras (ON)	1,743,200	7,101,985
Pilipinas Shell Petroleum Corp. (b)	2,077,100	758,347
Reliance Industries Ltd.	711,471	20,207,868
Reliance Industries Ltd. (b)	50,414	821,348
		62,245,440

TOTAL ENERGY		69,084,771

FINANCIALS - 8.4%
Banks - 5.5%
Absa Group Ltd.	460,469	2,098,443
Axis Bank Ltd. (b)	1,810,623	12,277,777
Banco do Brasil SA	355,000	2,115,679
Bank of China Ltd. (H Shares)	9,169,000	2,981,664
Capitec Bank Holdings Ltd.	42,112	2,074,391
China Construction Bank Corp. (H Shares)	16,942,000	11,939,258
China Merchants Bank Co. Ltd. (H Shares)	4,164,000	19,866,258
Credicorp Ltd.	5,050	657,258
Credicorp Ltd. (United States)	3,370	439,718
E.SUN Financial Holdings Co. Ltd.	6,350,267	5,878,876
Emirates NBD Bank PJSC	614,432	1,806,587
Grupo Financiero Banorte S.A.B. de CV Series O (b)	4,175,445	14,439,079
Hana Financial Group, Inc.	223,474	5,306,897
HDFC Bank Ltd.	557,893	8,497,879
HDFC Bank Ltd. sponsored ADR	499,641	24,782,194
ICICI Bank Ltd.	1,194,313	6,386,743
Industrial & Commercial Bank of China Ltd. (H Shares)	39,477,000	22,002,879
Kasikornbank PCL (For. Reg.)	425,200	1,152,609
KB Financial Group, Inc.	164,535	5,106,499
Kotak Mahindra Bank Ltd. (b)	224,714	4,298,635
National Bank of Abu Dhabi PJSC (b)	1,143,527	3,567,733
OTP Bank PLC (b)	96,999	3,268,556
PT Bank Central Asia Tbk	7,518,386	16,198,411
PT Bank Mandiri (Persero) Tbk	26,543,400	10,853,686
PT Bank Rakyat Indonesia Tbk	7,907,200	1,905,873
Qatar National Bank SAQ (b)	454,368	2,246,258
Sberbank of Russia	3,748,426	11,450,667
Sberbank of Russia sponsored ADR (b)	822,049	9,926,242
Shinhan Financial Group Co. Ltd.	316,550	7,881,221
TCS Group Holding PLC GDR	65,745	1,614,040
		223,022,010
Capital Markets - 0.4%
BM&F BOVESPA SA	1,112,900	11,944,605
CITIC Securities Co. Ltd. (H Shares)	581,000	1,394,135
Hong Kong Exchanges and Clearing Ltd.	18,700	942,861
Huatai Securities Co. Ltd. (H Shares) (a)	767,800	1,345,841
Noah Holdings Ltd. sponsored ADR (b)	62,741	1,756,748
		17,384,190
Consumer Finance - 0.2%
Bajaj Finance Ltd.	67,752	3,225,726
Shriram Transport Finance Co. Ltd.	431,392	4,136,579
		7,362,305
Diversified Financial Services - 0.2%
Chailease Holding Co. Ltd.	1,404,146	6,188,928
Insurance - 1.7%
AIA Group Ltd.	2,326,200	23,831,354
China Life Insurance Co. Ltd. (H Shares)	8,448,000	20,579,597
HDFC Standard Life Insurance Co. Ltd. (a)(b)	365,841	2,870,536
Hyundai Fire & Marine Insurance Co. Ltd.	138,269	2,573,248
ICICI Lombard General Insurance Co. Ltd. (a)	203,287	3,487,346
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,560,500	16,660,530
		70,002,611
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	726,969	18,186,009

TOTAL FINANCIALS		342,146,053

HEALTH CARE - 1.8%
Biotechnology - 0.3%
Akeso, Inc. (a)	41,000	155,930
Hualan Biological Engineer, Inc. (A Shares)	1,072,698	9,022,101
Innovent Biologics, Inc. (a)(b)	503,000	3,341,933
		12,519,964
Health Care Equipment & Supplies - 0.3%
Peijia Medical Ltd. (a)(b)	113,000	375,760
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	211,903	10,596,001
		10,971,761
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co. Ltd. (A Shares)	54,509	413,646
Aster DM Healthcare Ltd. (a)(b)	1,192	2,121
		415,767
Life Sciences Tools & Services - 0.4%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(b)	326,100	5,307,450
Pharmaron Beijing Co. Ltd. (H Shares) (a)	95,600	1,267,502
WuXi AppTec Co. Ltd. (H Shares) (a)	410,480	6,068,171
Wuxi Biologics (Cayman), Inc. (a)(b)	69,000	1,786,411
		14,429,534
Pharmaceuticals - 0.8%
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	901,610	4,262,168
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	82,816	1,147,231
Richter Gedeon PLC	811,300	19,795,698
Sino Biopharmaceutical Ltd.	4,863,500	5,596,820
Yunnan Baiyao Group Co. Ltd. (A Shares)	163,700	2,765,841
		33,567,758

TOTAL HEALTH CARE		71,904,784

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.3%
Elbit Systems Ltd. (Israel)	99,465	13,432,201
Airlines - 0.0%
Azul SA sponsored ADR (b)(c)	27,367	332,509
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	682,026	8,797,588
Sinopec Engineering Group Co. Ltd. (H Shares)	301,000	133,346
		8,930,934
Electrical Equipment - 0.1%
Voltronic Power Technology Corp.	78,062	2,749,878
Machinery - 1.6%
Airtac International Group	372,000	8,242,470
Estun Automation Co. Ltd. (A Shares) (b)	506,270	1,392,003
HIWIN Technologies Corp.	342,575	3,754,438
Sany Heavy Industry Co. Ltd. (A Shares)	6,253,106	20,215,343
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,019,928	16,458,028
Techtronic Industries Co. Ltd.	619,000	7,839,106
Weichai Power Co. Ltd.:
(A Shares)	2,000,500	4,329,069
(H Shares)	544,000	1,091,972
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	356,400	356,463
		63,678,892
Professional Services - 0.2%
Sporton International, Inc.	869,000	7,985,773
Road & Rail - 0.4%
Localiza Rent A Car SA	837,255	7,370,778
Rumo SA (b)	1,735,100	7,157,664
		14,528,442
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV (b)	481,900	2,201,386

TOTAL INDUSTRIALS		113,840,015

INFORMATION TECHNOLOGY - 9.3%
Electronic Equipment & Components - 1.2%
AVIC Jonhon OptronicTechnology Co. Ltd.	691,150	4,874,467
Chaozhou Three-Circle Group Co. (A Shares)	163,900	669,629
China Railway Signal & Communications Corp. (H Shares) (a)	399,000	161,460
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	72,900	398,326
Hollysys Automation Technologies Ltd.	9,475	102,614
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,737,000	7,163,653
Largan Precision Co. Ltd.	40,000	4,608,420
LG Innotek Co. Ltd.	26,985	3,294,997
Samsung SDI Co. Ltd.	22,424	8,544,688
Sunny Optical Technology Group Co. Ltd.	789,400	11,679,252
Unimicron Technology Corp.	988,000	2,474,960
Yageo Corp.	359,000	4,068,854
Zhejiang Dahua Technology Co. Ltd.:
(A Shares)	49,100	163,895
(A Shares)	43,800	146,204
		48,351,419
IT Services - 0.4%
Infosys Ltd.	185,105	2,342,980
Infosys Ltd. sponsored ADR	1,003,977	12,650,110
		14,993,090
Semiconductors & Semiconductor Equipment - 5.0%
MediaTek, Inc.	1,120,000	21,194,650
Realtek Semiconductor Corp.	254,000	3,285,116
Semiconductor Manufacturing International Corp. (b)	155,500	491,226
SK Hynix, Inc.	338,645	21,416,533
Taiwan Semiconductor Manufacturing Co. Ltd.	8,723,000	126,967,509
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	374,983	29,717,403
		203,072,437
Software - 0.1%
Globant SA (b)	27,800	4,936,724
Kingsoft Corp. Ltd.	131,000	700,085
		5,636,809
Technology Hardware, Storage & Peripherals - 2.6%
Samsung Electronics Co. Ltd.	1,941,382	88,281,420
Samsung Electronics Co. Ltd. unit	14,711	17,314,847
Xiaomi Corp. Class B (a)(b)	568,600	1,760,841
		107,357,108

TOTAL INFORMATION TECHNOLOGY		379,410,863

MATERIALS - 3.5%
Chemicals - 0.7%
LG Chemical Ltd.	25,824	16,092,362
PhosAgro OJSC GDR (Reg. S)	164,459	1,960,351
Sinofert Holdings Ltd.	966,000	90,856
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (c)	138,205	4,334,109
Solar Industries India Ltd. (b)	337,700	5,175,456
		27,653,134
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd.:
(A Shares)	103,200	917,859
(H Shares)	117,500	850,634
CEMEX S.A.B. de CV sponsored ADR	2,307,646	7,407,544
Grupo Cementos de Chihuahua S.A.B. de CV	22,300	101,421
JK Cement Ltd.	373,900	7,602,894
		16,880,352
Metals & Mining - 1.9%
Alrosa Co. Ltd.	3,223,210	2,856,711
AngloGold Ashanti Ltd.	570,111	16,903,436
Grupo Mexico SA de CV Series B	2,813,291	7,508,281
Harmony Gold Mining Co. Ltd. (b)	722,641	4,680,795
Impala Platinum Holdings Ltd.	2,009,437	18,536,430
MMC Norilsk Nickel PJSC	24,395	6,358,039
MMC Norilsk Nickel PJSC sponsored ADR	78,463	2,043,961
Novolipetsk Steel OJSC GDR (Reg. S)	47,767	1,001,196
POSCO	40,167	6,219,763
Sibanye Stillwater Ltd.	2,892,280	8,853,607
Vale SA	355,100	3,868,279
Vale SA sponsored ADR	74,600	820,600
		79,651,098
Paper & Forest Products - 0.5%
Suzano Papel e Celulose SA (b)	2,074,700	19,010,667

TOTAL MATERIALS		143,195,251

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	124,600	991,224
Real Estate Management & Development - 0.4%
Ayala Land, Inc.	7,449,800	4,425,624
China Overseas Land and Investment Ltd.	1,605,000	4,642,450
China Resources Land Ltd.	332,000	1,533,711
China Vanke Co. Ltd. (H Shares)	286,700	889,959
Hemisphere Properties India Ltd. (b)(d)	372,400	822,512
Longfor Properties Co. Ltd. (a)	615,500	3,256,314
Sun Hung Kai Properties Ltd.	86,000	1,153,820
		16,724,390

TOTAL REAL ESTATE		17,715,614

UTILITIES - 0.2%
Electric Utilities - 0.0%
Cheung Kong Infrastructure Holdings Ltd.	104,500	552,316
Gas Utilities - 0.2%
China Gas Holdings Ltd.	1,714,800	4,694,578
China Resource Gas Group Ltd.	202,000	947,521
		5,642,099
Independent Power and Renewable Electricity Producers - 0.0%
Huadian Power International Corp. Ltd. (H Shares)	812,000	227,171
Water Utilities - 0.0%
SIIC Environment Holdings Ltd.	520,000	75,764

TOTAL UTILITIES		6,497,350

TOTAL COMMON STOCKS
(Cost $1,634,231,586)		1,985,294,760

Nonconvertible Preferred Stocks - 1.0%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA sponsored ADR	240,400	2,098,692
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,237,466	10,110,097
FINANCIALS - 0.6%
Banks - 0.6%
Banco Bradesco SA (PN)	438,272	1,659,170
Itau Unibanco Holding SA	2,883,209	12,393,825
Sberbank of Russia	878,646	2,557,086
Sberbank of Russia	2,912,876	8,474,071
		25,084,152
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul SA (b)	1,203,800	4,880,241
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $50,890,372)		42,173,182

Equity Funds - 39.9%
Diversified Emerging Markets Funds - 39.9%
Fidelity Emerging Markets Fund (e)	11,945,194	477,449,404
Fidelity SAI Emerging Markets Index Fund(e)	28,408,100	408,508,473
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	27,198,164	256,478,691
Fidelity SAI Emerging Markets Value Index Fund(e)	41,190,460	480,692,672
TOTAL EQUITY FUNDS
(Cost $1,430,348,456)		1,623,129,240

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.17% 9/10/20 to 11/27/20 (f)
(Cost $32,404,072)	32,410,000	32,404,166

Money Market Funds - 10.1%
Fidelity Cash Central Fund 0.12% (g)	50,334,961	50,345,028
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	9,159,301	9,160,217
Invesco Government & Agency Portfolio Institutional Class .03% (i)	348,866,283	348,866,283
TOTAL MONEY MARKET FUNDS
(Cost $408,351,384)		408,371,528
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $3,556,225,870)		4,091,372,876
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(25,122,599)
NET ASSETS - 100%		$4,066,250,277

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6,030	Sept. 2020	$331,770,600	$26,699,606	$26,699,606

The notional amount of futures purchased as a percentage of Net Assets is 8.2%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,900,789 or 0.9% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,873,207.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,275
Fidelity Securities Lending Cash Central Fund	28,468
Total	$38,743

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$335,597,285	$60,000,001	$--	$--	$--	$81,852,118	$477,449,404
Fidelity SAI Emerging Markets Index Fund	842,100,133	6,393,149	566,000,000	--	1,933,367	124,081,824	408,508,473
Fidelity SAI Emerging Markets Low Volatility Index Fund	166,174,301	74,000,001	--	--	--	16,304,389	256,478,691
Fidelity SAI Emerging Markets Value Index Fund	21,609,000	434,999,999	--	--	--	24,083,673	480,692,672
Total	$1,365,480,719	$575,393,150	$566,000,000	$--	$1,933,367	$246,322,004	$1,623,129,240

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.